FAIR VALUE OF FINANCIAL INSTRUMENTS (10K) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments required to be measured at fair value
($ in thousands) June 30, 2016	Level 1	Level 2	Level 3	Total

Common stock warrant liability, 2.2 million warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016	$-	$-	$3,739	$3,739

June 30, 2015	Level 1	Level 2	Level 3	Total

Common stock warrant liability, 3.9 million warrants exercisable at $2.6058 from September 17, 2011 through September 17, 2016	$-	$-	$978	$978

Schedule of changes in fair value of the company's level 3 financial instruments
	Three months ended March 31,		Nine months ended March 31,
($ in thousands)	2017	2016	2017	2016
Beginning balance	$—	$(1,865)	$(3,739)	$(978)
Increase due to change in fair value of warrant liabilities	—	(4,805)	(1,490)	(5,692)
Reclass of fair value of warranty liability to common stock upon exercise of warrants	—	706	5,229	706
Ending balance	$—	$(5,964)	$—	$(5,964)

($ in thousands)	For Year Ended June 30,
	2016	2015

Beginning balance	$(978)	$(585)
Increase due to change in fair value of warrant liabilities	(5,674)	(393)
Reduction due to warrant exercises	2,913	-
Ending balance	$(3,739)	$(978)